Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands	Total	Common Stock	Retained Earnings (Accumulated Deficit)	Deferred Compensation	Common Stock Held By Deferred Compensation Trust	Accumulated other comprehensive loss
Balance, shares at Dec. 31, 2018		5,995,256
Balance, amount at Dec. 31, 2018	$ 123,617,000	$ 62,096,000	$ 60,535,000	$ 1,374,000	$ (1,374,000)	$ 986,000
Common stock repurchase, shares		90,354
Common stock repurchase, amount	(2,490,000)	$ (2,490,000)	0	0	0	0
Cash dividends declared on common stock	(3,939,000)	$ 0	(3,939,000)	0	0	0
Restricted stock units exercised, shares		7,398
Restricted stock units exercised, amount	207,000	$ 207,000	0	0	0	0
Equity incentive plan, net	0	0	0	214,000	(214,000)	0
Net earnings	14,067,000	0	14,067,000	0	0	0
Change in accumulated other comprehensive income, net of tax	2,658,000	$ 0	0	0	0	2,658,000
Balance, shares at Dec. 31, 2019		5,912,300
Balance, amount at Dec. 31, 2019	134,120,000	$ 59,813,000	70,663,000	1,588,000	(1,588,000)	3,644,000
Common stock repurchase, shares		126,800
Common stock repurchase, amount	(2,999,000)	$ (2,999,000)	0	0	0	0
Cash dividends declared on common stock	(4,392,000)	$ 0	(4,392,000)	0	0	0
Restricted stock units exercised, shares		2,004
Restricted stock units exercised, amount	57,000	$ 57,000	0	0	0	0
Equity incentive plan, net	0	0	0	208,000	(208,000)	0
Net earnings	11,357,000	0	11,357,000	0	0	0
Change in accumulated other comprehensive income, net of tax	1,756,000	$ 0	0	0	0	1,756,000
Balance, shares at Dec. 31, 2020		5,787,504
Balance, amount at Dec. 31, 2020	139,899,000	$ 56,871,000	77,628,000	1,796,000	(1,796,000)	5,400,000
Common stock repurchase, shares		127,597
Common stock repurchase, amount	(3,605,000)	$ (3,605,000)	0	0	0	0
Cash dividends declared on common stock	(3,793,000)	$ 0	(3,793,000)			0
Restricted stock units exercised, shares		1,662
Restricted stock units exercised, amount	39,000	$ 39,000	0	0	0	0
Equity incentive plan, net	0	0	0	196,000	(196,000)	0
Net earnings	15,133,000	0	15,133,000	0	0	0
Change in accumulated other comprehensive income, net of tax	(5,304,000)	$ 0	0	0	0	(5,304,000)
Balance, shares at Dec. 31, 2021		5,661,569
Balance, amount at Dec. 31, 2021	$ 142,369,000	$ 53,305,000	$ 88,968,000	$ 1,992,000	$ (1,992,000)	$ 96,000